Maintenance Rights Intangible And Lease Premium, Net (Summary Of Details Of Lease Premiums And Related Accumulated Amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 400,000	$ 416,465
Accumulated amortization	(82,012)	(52,328)
Finite-lived intangible assets	317,988	364,137
Lease Premium [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	94,959	107,140
Accumulated amortization	(44,068)	(36,413)
Finite-lived intangible assets	$ 50,891	$ 70,727